Earnings per Share (Schedule of Calculation of Basic and Diluted Net Income Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net loss attributable to Stratasys Ltd.	$ (10,964)	$ (39,981)	$ (77,219)
Adjustment of redeemable non-controlling interest to redemption amount	(935)
Net loss attributable to Stratasys Ltd. for basic loss per share	(11,899)	(39,981)	(77,219)
Adjustment of deferred payments liability revaluation			(830)
Net loss attributable to Stratasys Ltd. for diluted loss per share	$ (11,899)	$ (39,981)	$ (78,049)
Denominator:
Add: Weighted average shares - denominator for basic net loss per share	53,751	52,959	52,330
Add: Shares settlement presumed for deferred payments liability			252
Denominator for diluted loss per share	53,751	52,959	52,582
Net loss per share
Basic	$ (0.22)	$ (0.75)	$ (1.48)
Diluted	$ (0.22)	$ (0.75)	$ (1.48)